Changes in Capital Accounts, Compensation Cost on Restricted Common Stock (Details) - Restricted Stock [Member] - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 30, 2020	Feb. 15, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Compensation Cost on Restricted Common Stock [Abstract]
Unrecognized compensation cost			$ 159	$ 293
2015 Equity Incentive Plan [Member]
Compensation Cost on Restricted Common Stock [Abstract]
Number of shares issuable (in shares)	538,830
Number of shares reserved for issuance (in shares)			471,605
Number of Shares [Roll Forward]
Outstanding at beginning of period (in shares)			100,099	388,576	10,780
Granted (in shares)			0	67,225	574,779
Vested (in shares)			(66,488)	(355,702)	(196,983)
Forfeited or expired (in shares)			0	0	0
Outstanding at end of period (in shares)			33,611	100,099	388,576
Weighted Average Grant Date Price [Roll Forward]
Outstanding at beginning of period (in dollars per share)			$ 6.71	$ 8.90	$ 23.50
Granted (in dollars per share)			0	4.76	8.70
Vested (in dollars per share)			7.70	8.74	9.10
Forfeited or expired (in dollars per share)			0	0	0
Outstanding at end of period (in dollars per share)			$ 4.76	$ 6.71	$ 8.90
Awarded February 15, 2018 [Member] | Executive Officers and Non Executive Directors [Member] | 2015 Equity Incentive Plan [Member]
Compensation Cost on Restricted Common Stock [Abstract]
Fair value of award granted		$ 5,000
Vesting period			2 years
Number of Shares [Roll Forward]
Granted (in shares)		574,779
Awarded December 30, 2020 [Member] | Directors [Member] | 2015 Equity Incentive Plan [Member]
Compensation Cost on Restricted Common Stock [Abstract]
Fair value of award granted	$ 320
Vesting period			3 years
Number of Shares [Roll Forward]
Granted (in shares)	67,225
General and Administrative Expenses [Member]
Restricted Common Stock [Abstract]
Share-based compensation expense			$ 134	$ 1,916	$ 1,791